Document and Entity Information Document	Apr. 21, 2022	Apr. 11, 2022
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Apr. 05, 2022
Entity Registrant Name		ALLSTATE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number		1-11840
Entity Tax Identification Number		36-3871531
Entity Address, Address Line One		2775 Sanders Road
Entity Address, City or Town		Northbrook
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60062
City Area Code		847
Local Phone Number		402-5000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000899051
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		ALL
Security Exchange Name		NYSE
Common Stock | CHICAGO STOCK EXCHANGE, INC
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		ALL
Security Exchange Name		CHX
Subordinated Debentures Due 2053 at 5.10 Percent
Document Information [Line Items]
Title of 12(b) Security		5.100% Fixed-to-Floating Rate Subordinated Debentures due 2053
Trading Symbol		ALL.PR.B
Security Exchange Name		NYSE
Series G Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares represent 1/1,000th of a share of 5.625% Noncumulative Preferred Stock, Series G
Trading Symbol		ALL PR G
Security Exchange Name		NYSE
Series H Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares represent 1/1,000th of a share of 5.100% Noncumulative Preferred Stock, Series H
Trading Symbol		ALL PR H
Security Exchange Name		NYSE
Series I Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares represent 1/1,000th of a share of 4.750% Noncumulative Preferred Stock, Series I
Trading Symbol		ALL PR I
Security Exchange Name		NYSE